Document and Entity Information	Dec. 03, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001850838
Document Type	8-K
Document Period End Date	Dec. 03, 2024
Entity Registrant Name	Omega Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40657
Entity Tax Identification Number	81-3247585
Entity Address, Address Line One	140 First Street
Entity Address, Address Line Two	Suite 501
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	(617)
Local Phone Number	949-4360
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	OMGA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false